INVESTMENT IN ASSOCIATED COMPANIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Allowance for expected credit losses	$ 2,753	$ 3,217	$ 2,808
River Box | Related Party
Schedule of Equity Method Investments [Line Items]
Final dividend distribution	2,900	2,900	$ 2,900
River Box
Schedule of Equity Method Investments [Line Items]
Allowance for expected credit losses	$ 300	$ 200
Disposal Group, Disposed of by Sale, Not Discontinued Operations | River Box
Schedule of Equity Method Investments [Line Items]
Ownership percentage of disposed assets	50.10%